Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0001785530
Registrant Name	Werewolf Therapeutics, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES